Income Taxes (Tables) - BOLT THREADS, INC. [Member]	12 Months Ended
Dec. 31, 2023
Income Taxes (Tables) [Line Items]
Schedule of Components of Loss Before Income Taxes

The components of loss before income taxes for the years ended December 31, 2023 and 2022, are as follows (in thousands):

	2023	2022
Federal	$(56,745)	$(51,843)
Foreign	(975)	142
Total loss before taxes	$(57,720)	$(51,701)

Schedule of Company’s Statutory Federal Income Tax Rate and Effective Tax Rates

The Company’s income tax provision was zero for the years ended December 31, 2023 and 2022, respectively. The differences between the Company’s statutory federal income tax rate and the effective tax rates are summarized as follows:

	2023	2022
Statutory federal tax rate	21.00%	21.00%
Increase (decrease) resulting from:
State taxes	6.79%	7.01%
Other items	1.25%	(0.21)%
Valuation allowance	(29.04)%	(27.80)%
Effective tax rate	0.00%	0.00%

Schedule of Components of Net Deferred Tax Assets

The components of net deferred tax assets as of December 31, 2023 and 2022 consisted of the following (in thousands):

	2023	2022
Deferred income tax assets:
Net operating loss carryforwards	$89,335	$74,616
Accruals, deferrals, and reserves	1,445	3
Stock-based compensation	721	548
Fixed assets and intangibles	3,833	3,857
Lease liability	633	6,261
Credit and carry forwards	4,707	4,707
Other	861	—
Total deferred income tax assets	101,535	89,992

Deferred income tax liabilities:
ROU asset	—	(5,098)
Other	—	(124)
Total deferred income tax liabilities	—	(5,222)

Net deferred income assets before valuation allowance	$101,535	$84,770
Less: valuation allowance	(101,535)	(84,770)
Net deferred income tax assets	$—	$—